Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment results:
Net appreciation in fair value of investments	$ 62,481,757
Dividends and interest	5,937,656
Dividends — Tennant Company common stock	304,350
Net investment results	68,723,763
Interest income on notes receivable from participants	525,810
Contributions:
Participants	16,945,042
Rollovers	3,263,961
Tennant Company (employer)	5,429,126
Total contributions	25,638,129
Total increase	94,887,702
Deductions From Net Assets Available for Benefits Attributed to:
Distributions to participants	(58,357,821)
Administrative expenses	(363,575)
Total deductions	(58,721,396)
Net increase in net assets	36,166,306
Net assets available for benefits:
Beginning of year	450,226,951
End of year	$ 486,393,257